Loans Receivable, Net	12 Months Ended
Dec. 31, 2023
Accounts, Notes, Loans and Financing Receivable, Gross, Allowance, and Net [Abstract]
Loans Receivable, Net
6.	LOANS RECEIVABLE, NET
The following table presents loan principal and accrued interests as of December 31, 2022 and 2023:

	As of December 31,
	2022	2023
	RMB	RMB
Loans receivable	2,750,808	3,675,492
Less: allowance for loan losses	(102,359)	(154,420)

Loans receivable, net	2,648,449	3,521,072

The following table presents the aging of loans as of December 31, 2022 and 2023:

	0-30 days past due	31-60 days past due	61-90 days past due	Over 90 days past due	Total amount past due	Current	Total loans
December 31, 2022 (RMB)	31,206	21,398	20,817	60,353	133,774	2,617,034	2,750,808
December 31, 2023 (RMB)	39,609	21,041	17,651	81,659	159,960	3,515,532	3,675,492
Movement of allowance for loan losses is as follows:

	Years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Balance at beginning of year	(40,401)	(65,117)	(102,359)
Provisions for loan losses	(97,658)	(194,272)	(234,599)
Write-off	72,942	157,030	182,538

Balance at end of year	(65,117)	(102,359)	(154,420)

Loans receivable is recorded as receivable, reduced by an allowance for estimated losses as of the balance sheet date.
Interest on loans receivable is accrued and credited to revenue as earned.
The Group does not record any interest revenue on an accrual basis for the loans that are past due for more than 90 days. As of December 31, 2022 and 2023, the nonaccrual loan receivable (those over 90 calendar days past due excluding loans that were over 180 days past due and therefore charged off) was RMB54 million and RMB69million, respectively and the net nonaccrual loan receivable after deducting the provision was RMB1.9 million and RMB1.7 million, respectively. Loans are returned to accrual status if they are brought to non-delinquent
status or have performed in accordance with the contractual terms for a reasonable period of time and, in the Group’s

judgment, will continue to make periodic principal and interest payments as scheduled. The
Group
determines a loan’s past due status by the number of days that have elapsed since a borrower has failed to make a contractual loan payment.
In the years ended December 31, 2021, 2022 and 2023, the Group recorded RMB98 million, RMB194 million and RMB235 million of provision net with recoveries to loans receivables, respectively. The allowance for loan losses is determined at a level the Group believes to be reasonable to absorb probable losses inherent in the portfolio as of each balance sheet date, primarily based on the Group’s historical delinquency rate, days past due and other risk characteristics on a portfolio basis.
The Group writes off the loans receivables that are past due for more than 180 days as they are not considered collectible based on the Group’s historical experiences.